Document and Entity Information	Sep. 26, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001672013
Document Type	8-K
Document Period End Date	Sep. 26, 2023
Entity Registrant Name	Acushnet Holdings Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-37935
Entity Tax Identification Number	45-2644353
Entity Address, Address Line One	333 Bridge Street
Entity Address, City or Town	Fairhaven
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02719
City Area Code	(800)
Local Phone Number	225-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock - $0.001 par value per share
Trading Symbol	GOLF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false